Fixed Assets, Net	6 Months Ended
Jun. 30, 2023
Fixed Assets, Net [Abstract]
Fixed Assets, Net

Note 6 — Fixed Assets, Net

Fixed assets consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Mining Machines	$-	$2,585,119
Software	16,000,000	16,000,000
Leasehold improvement	38,402	38,329
Office and equipment	281,260	305,651
Total cost of fixed assets	16,319,662	18,929,099
Less: accumulated depreciation	(3,366,946)	(3,452,727)
Less: impairment of mining machines	-	(1,690,028)
Fixed assets, net	$12,952,716	$13,786,344

Depreciation expense was $874,858 for the six months ended June 30, 2023. Depreciation expense, excluding depreciation expense of the mining machines during the operation was $1,198,122, and are included in operating expenses for the six months ended June 30, 2022.

The Group recorded $-0- and $1,690,028 impairment charges related to mining machines for the six months ended June 30, 2023 and 2022, respectively.